SIGNIFICANT ACCOUNTING POLICIES - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Stock options
Share-based compensation
Vesting period (in years)	4 years
Exercise Price	$ 0.0001
Restricted share units
Share-based compensation
Vesting period (in years)	4 years